UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21764

WINTERGREEN FUND, INC.

615 East Michigan Street, 3rd Floor

Milwaukee, WI 53202

888-468-6473

Richard J. Berthy, President

Trudance L.C. Bakke, Treasurer

Three Canal Plaza

Suite 100

Portland, ME 04101

207-553-7110

Date of fiscal year end: December 31

Date of reporting period: July 1, 2010 – September 30, 2010

Item 1. Schedule of Investments.

WINTERGREEN FUND, INC

STATEMENT OF INVESTMENTS

SEPTEMBER 30, 2010 (Unaudited)

Industry
Security Description	Country	Shares		Cost	Fair Value
Common Stock and Other Equity Interests—81.5%
Aerospace & Defense—1.6%
General Dynamics Corp.(a)	United States	332,412		$29,720,712	$20,878,798

Beverages—4.3%
Coca-Cola FEMSA, S.A.B. de C.V. ADR	Mexico	158,941		5,355,051	12,432,365
Fomento Economico Mexicano, S.A.B. de C.V. ADR	Mexico	33,366		1,352,593	1,692,657
Heineken Holding NV	Netherlands	468,748		19,515,648	20,506,207
Pernod-Ricard SA	France	67,431		4,270,963	5,630,434
The Coca-Cola Company	United States	239,038		10,667,013	13,988,504

				41,161,268	54,250,167

Capital Markets—5.0%
ABG Sundal Collier Holding ASA	Norway	6,252,050		12,437,588	7,048,127
Franklin Resources Inc.	United States	376,547		32,126,524	40,252,874
The Goldman Sachs Group Inc.	United States	107,231		12,076,480	15,503,458

				56,640,592	62,804,459

Chemicals—0.1%
Potash Corporation of Saskatchewan Inc.	Canada	13,658		2,014,815	1,957,837

Communications Equipment—NM
Current Group, LLC(b)(c)	United States	—	(d)	20,100,000	0

Diversified Financial Services—0.5%
Leucadia National Corp.(b)	United States	296,233		11,506,923	6,997,023

Food Products—3.8%
Mead Johnson Nutrition Company, Class A	United States	45,243		1,986,379	2,574,779
Nestle SA	Switzerland	857,976		34,589,299	45,708,079

				36,575,678	48,282,858

Hotels, Restaurants & Leisure—8.3%
Genting Bhd	Malaysia	12,767,798		26,904,127	41,029,011
Genting Malaysia Bhd	Malaysia	46,056,479		55,008,886	50,577,086
McDonald’s Corp.	United States	103,980		5,820,715	7,747,550
Wynn Resorts Ltd.	United States	60,062		2,101,078	5,211,580

				89,834,806	104,565,227

Industrial Conglomerates—9.1%
Jardine Matheson Holdings Ltd.	Hong Kong	2,560,019		58,326,481	115,559,258

Insurance—5.9%
Berkshire Hathaway Inc., Class B(a)(b)	United States	594,314		44,678,841	49,137,882
Fairfax Financial Holdings Ltd.	Canada	61,418		19,749,699	25,011,315

				64,428,540	74,149,197

Machinery—4.6%
Schindler Holding AG-PC	Switzerland	541,067		33,180,500	58,035,375

Metals & Mining—4.8%
Anglo American plc	United Kingdom	1,329,000	61,219,279	52,725,337
Witwatersrand Consolidated Gold Resources Ltd.(b)	South Africa	872,691	15,233,090	7,512,135

			76,452,369	60,237,472

Oil, Gas & Consumable Fuels—5.8%
Birchcliff Energy Ltd.(b)	Canada	3,284,648	20,283,357	27,965,319
Canadian Natural Resources Ltd.	Canada	1,317,302	42,566,887	45,565,923

			62,850,244	73,531,242

Real Estate Management & Development—3.6%
Consolidated-Tomoka Land Co.(e)	United States	715,423	39,846,632	20,396,710
Swire Pacific Ltd., Class A	Hong Kong	285,343	3,100,503	3,931,403
Swire Pacific Ltd., Class B	Hong Kong	8,318,623	17,652,052	21,442,928

			60,599,187	45,771,041

Textiles, Apparel & Luxury Goods—8.1%
Compagnie Financiere Richemont SA	Switzerland	691,741	20,398,485	33,304,093
Swatch Group AG, Class B	Switzerland	184,025	49,220,292	69,235,274

			69,618,777	102,539,367

Tobacco—16.0%
British American Tobacco plc	United Kingdom	1,382,861	39,005,932	51,581,945
Imperial Tobacco Group plc	United Kingdom	1,653,502	56,742,013	49,274,141
Japan Tobacco Inc.	Japan	14,007	75,479,505	46,628,477
Philip Morris International Inc.	United States	492,460	24,092,418	27,587,609
Reynolds American Inc.	United States	453,707	29,017,236	26,945,659

			224,337,104	202,017,831

Total Common Stock and Other Equity Interests			937,347,996	1,031,577,152

Investment Companies—0.9%
Funds, Trusts & Other Financial Vehicles—0.9%
SPDR Gold Trust(b)	United States	88,176	8,743,255	11,278,592

Short-Term Investments—18.2%		Principal
Money Market Deposit Account—NM

Citibank Money Market Deposit Account, Yield 0.05%(f)	United States	$2,164	2,164	2,164

U.S. Treasury Obligations—18.2%
United States Treasury Bills	United States
Maturity Date: 03/10/2011, Yield to Maturity 0.39%		8,545,000	8,530,108	8,538,472
Maturity Date: 04/07/2011, Yield to Maturity 0.40%		48,655,000	48,554,206	48,613,059
Maturity Date: 05/05/2011, Yield to Maturity 0.34%		8,130,000	8,113,521	8,121,708
Maturity Date: 06/02/2011, Yield to Maturity 0.27%		5,405,000	5,395,014	5,398,038
Maturity Date: 06/30/2011, Yield to Maturity 0.27%		25,430,000	25,377,446	25,391,575
Maturity Date: 07/28/2011, Yield to Maturity 0.24%		44,320,000	44,230,612	44,238,762
Maturity Date: 08/25/2011, Yield to Maturity 0.23%		85,850,000	85,669,788	85,670,058
Maturity Date: 09/22/2011, Yield to Maturity 0.25%		4,945,000	4,932,928	4,933,266

Total U.S. Treasury Obligations			230,803,623	230,904,938

Total Short-Term Investments			230,805,787	230,907,102

Total Investments—100.6%	1,176,897,038	*	1,273,762,846

Other Liabilities in Excess of Assets—(0.6)%			(7,997,106)

Net Assets—100.0%			$1,265,765,740

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security was segregated for forward currency contracts.
(b)	Non-income producing security.
(c)	Restricted, illiquid security priced at fair value using procedures adopted by authority of the Board of Directors.

Security not registered under the Securities Act of 1933.

At the end of the period, the fair value of this security was $0 or 0.0% of net assets.

Security	Acquisition Date	Acquisition Cost
Current Group, LLC	12/28/2006	$20,100,000

d)	Non-unitized interest in a limited liability company that is treated as a partnership.
(e)	Affiliated Issuer. See Note 4.
(f)	Interest rate as of September 30, 2010.
*	Cost for Federal income tax purposes as of September 30, 2010 is shown below. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Gross Unrealized Appreciation	$220,052,587
Gross Unrealized Depreciation	(123,186,779)

Net Unrealized Appreciation	$96,865,808

Selected Abbreviations

ADR	American Depositary Receipt
NM	Less than 0.05%
PC	Participation Certificate

Notes to Statement of Investments

Note 1. Summary of Significant Accounting Policies

The following summarizes the significant accounting policies of Wintergreen Fund, Inc. (the “Fund”):

Security Valuation—The Fund calculates its net asset value per share on each business day the New York Stock Exchange (“NYSE”) is open, as of the close of the NYSE; normally 4:00 pm Eastern Time. Portfolio securities traded or dealt on one or more securities exchanges (whether domestic or foreign) and not subject to restrictions against resale shall be valued (i) at the last quoted sale price or, in the absence of a sale, (ii) at the mean of the last bid and ask price. For securities traded or dealt on more than one exchange, or on one or more exchanges and on the over-the-counter market, quotations from the market in which the security is primarily traded are used. For an option, the last quoted sale on an exchange or board of trade on which the option is traded shall be used. In the absence of a sale, the mean between the highest bid and lowest ask prices at the close of the exchanges and/or board of trade on which the option trades shall be used. Securities not traded or dealt on any securities exchange for which over-the-counter market quotations are readily available generally shall be valued at the mean of the current bid and ask price. Money market instruments that mature in 60 days or less may be valued at amortized cost.

Securities are valued at fair value, in accordance with procedures adopted by the Fund’s Board of Directors (the “Board”) when 1) market quotations are insufficient or not readily available; 2) prices or values available do not represent fair value in the judgment of the Fund’s investment manager; or 3) securities are determined to be illiquid.

As of September 30, 2010, Current Group, LLC, a restricted and illiquid security, was priced at fair value as determined by the Board’s Valuation Committee pursuant to the Fund’s valuation procedures. This security has an acquisition date of December 28, 2006. At September 30, 2010, the fair value of this security was $0, which represents 0% of net assets and has a current cost of $20,100,000. The inputs and valuation techniques used to measure Current Group, LLC’s fair value were based upon the best available financial information from Current Group, LLC and Wintergreen Advisers, LLC (the “Investment Manager”). There were no changes in the valuation techniques used to value Current Group, LLC during the period ended September 30, 2010.

Forward Currency Contracts—During the period ended September 30, 2010, the Fund entered into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward currency contracts involve a risk of loss if the Investment Manager is inaccurate in predicting currency movements. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward currency contract amounts and the value of the securities involved are generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the fair value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward currency contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward currency contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward currency contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities within the Fund’s Annual Report and Semi-Annual Report and in Note 3.

Market and Credit Risks—Market risk of derivative financial instruments is the potential for changes in the fair value due to market changes, including interest and foreign exchange rate movements, and fluctuations in security prices. Credit risk is the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. Credit risk is limited to amounts recorded by the Fund as assets. Realized gain or loss includes net gain or loss on transactions that have terminated by settlement or, for tax purposes, by the Fund entering into offsetting commitments with the same counterparty. The Fund’s Investment Manager is responsible for determining the value of the underlying collateral. In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and forward currency contracts and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Statement of Assets and Liabilities within the Fund's Annual Report and/or Semi-Annual Report.

Note 2. Fair Valuation Accounting Standards

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques used to develop the measurements of fair value, and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed that follow:

•	Level 1—unadjusted quoted prices in active markets for identical assets
•	Level 2—other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s securities under the fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3		Total
Common Stock and Other Equity Interests*	$1,031,577,152	$—	$—	**	$1,031,577,152
Investment Companies*	11,278,592	—	—		11,278,592
Short-Term Investments*	—	230,907,102	—		230,907,102

Total Investments in Securities	$1,042,855,744	$230,907,102	$—		$1,273,762,846
Other Financial Instruments^	$—	$(9,456,981)	$—		$(9,456,981)

*	Please refer to the Statement of Investments for further breakout of each security by country and industry type.
**	Includes the fair value for Current Group, LLC, which was valued at $0 as of September 30, 2010, and is the only Level 3 security. There have been no realized changes in fair value during the period.
^	Other financial instruments are derivative instruments (such as forward currency contracts), which are valued at the unrealized appreciation (depreciation) on the instruments.

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update No. 2010-06, “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 requires new disclosures regarding transfers in and out of Levels 1 and 2 effective for interim and annual reporting periods beginning after December 15, 2009. The Fund discloses significant transfers between levels based on valuations at the end of the reporting period. For the period ended September 30, 2010, there were no transfers between Levels 1 and 2. ASU 2010-06 will also require additional details regarding Level 3 transaction activity effective for interim and annual periods beginning after December 15, 2010. Fund management is currently evaluating the effect that this additional requirement will have on the Fund’s financial statements.

Note 3. Forward Currency Contracts

As of September 30, 2010, the Fund had the following forward currency contracts outstanding, which are indicative of the activity during the period:

	Contracts	Settlement Date	Counterparty	Contract Amount (USD)	Fair Value (USD)	Net Unrealized Gain (Loss) (USD)
To sell:
	3,870,000 CAD	12/29/2010	SVEN	$3,784,397	$3,752,873	$31,524
	36,300,000 CAD	1/20/2011	SVEN	35,522,693	35,182,434	340,259
	5,400,000 CAD	4/28/2011	SVEN	5,185,576	5,220,872	(35,296)

Net Value of CAD Contracts				44,492,666	44,156,179	336,487

To sell:
	47,000,000 CHF	4/29/2011	CITI	44,373,112	47,934,935	(3,561,823)

Net Value of CHF Contracts				44,373,112	47,934,935	(3,561,823)

To sell:
	2,200,000 EUR	3/18/2011	SVEN	2,710,400	2,994,810	(284,410)

Net Value of EUR Contracts				2,710,400	2,994,810	(284,410)

To sell:
	13,750,000 GBP	12/29/2010	SVEN	20,428,719	21,586,235	(1,157,516)
	35,070,000 GBP	3/18/2011	SVEN	51,903,600	55,025,206	(3,121,606)

Net Value of GBP Contracts				72,332,319	76,611,441	(4,279,122)

To sell:
	2,300,000,000 JPY	4/28/2011	CITI	26,267,703	27,632,275	(1,364,572)

Net Value of JPY Contracts				26,267,703	27,632,275	(1,364,572)

To sell:
	21,700,000 NOK	3/18/2011	SVEN	3,339,335	3,656,472	(317,137)
To buy:
	1,700,000 NOK	3/18/2011	SVEN	(272,856)	(286,452)	13,596

Net Value of NOK Contracts				3,066,479	3,370,020	(303,541)

Net Value of Outstanding Forward Currency Contracts				$193,242,679	$202,699,660	$(9,456,981)

Currencies: CAD = Canadian Dollar CHF = Swiss Franc EUR = Euro GBP = British Pound JPY = Japanese Yen NOK = Norwegian Krone	Counterparties: CITI = Citibank NA SVEN = Svenska Handelsbanken

Note 4. Affiliated Issuer

Under section 2(a) (3) of the Investment Company Act of 1940, a portfolio company is defined as affiliated if a fund owns five percent or more of its voting stock. Investments in affiliated companies for the Fund as of September 30, 2010, were as shown below:

Name of issuer	Number of shares held at December 31, 2009	Gross additions	Gross reductions	Number of shares held at September 30, 2010	Fair value at September 30, 2010	Investment income	Realized capital gain/loss
Consolidated-Tomoka Land Co.	715,423	—	—	715,423	$20,396,710	$21,463	$0

Note 5. Subsequent Events

Fund management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Fund management has determined that there are no material events that would require disclosure in the Fund’s financial statement through this date.

THE STATEMENT OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR UNAUDITED SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wintergreen Fund, Inc.

By (Signature and Title)           /s/ Richard J. Berthy

Richard J. Berthy, President

Date        November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ Richard J. Berthy

Richard J. Berthy, President

Date November 22, 2010

By (Signature and Title)          /s/ Trudance L.C. Bakke

Trudance L.C. Bakke, Treasurer

Date November 22, 2010